Vanguard® Communication Services Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Diversified Telecommunication Services (11.3%)
	Verizon Communications Inc.	3,027,623	171,030
	AT&T Inc.	5,592,140	164,577
	Lumen Technologies Inc.	1,640,251	22,701
*	Liberty Global plc Class C	707,042	19,246
*	Iridium Communications Inc.	360,783	13,786
*	Liberty Global plc Class A	489,085	13,357
	Cogent Communications Holdings Inc.	155,165	11,730
*	Bandwidth Inc. Class A	76,546	9,055
*	Liberty Latin America Ltd. Class C	570,517	8,204
*	Globalstar Inc.	2,408,224	3,853
*	Radius Global Infrastructure Inc. Class A	212,090	3,393
*	ORBCOMM Inc.	277,159	3,101
*	Cincinnati Bell Inc.	176,713	2,721
*	Consolidated Communications Holdings Inc.	260,363	2,437
*	Liberty Latin America Ltd. Class A	160,310	2,288
*	Anterix Inc.	41,993	2,077
	ATN International Inc.	40,235	1,902
			455,458
Entertainment (19.6%)
*	Walt Disney Co.	1,370,578	244,854
*	Netflix Inc.	358,727	180,372
	Activision Blizzard Inc.	808,425	78,619
	Electronic Arts Inc.	330,396	47,223
*	Roku Inc.	125,489	43,508
*	Take-Two Interactive Software Inc.	156,269	28,997
*	Live Nation Entertainment Inc.	264,350	23,821
[1]	AMC Entertainment Holdings Inc. Class A	893,592	23,341
*	Zynga Inc. Class A	1,701,583	18,445
*	Liberty Media Corp.- Liberty Formula One Class C	396,597	17,708
	Warner Music Group Corp. Class A	309,186	11,097
*	Madison Square Garden Sports Corp.	53,656	9,929
	World Wrestling Entertainment Inc. Class A	170,670	9,530
	Cinemark Holdings Inc.	366,738	8,310
*	Playtika Holding Corp.	299,101	8,204
*	Skillz Inc.	357,084	6,067
*	Lions Gate Entertainment Corp. Class B	333,847	5,802
*	Lions Gate Entertainment Corp. Class A	296,202	5,770
*	Madison Square Garden Entertainment Corp.	64,470	5,753
*	Imax Corp.	182,684	3,948
*	Liberty Media Corp.- Liberty Braves Class C	135,242	3,699
	Marcus Corp.	77,208	1,630
*	CuriosityStream Inc.	105,422	1,191

		Shares	Market Value ($000)
*	Liberty Media Corp.- Liberty Braves Class A	33,331	931
*	Roblox Corp. Class A	1,016	95
*	Endeavor Group Holdings Inc. Class A	1,177	35
*	Liberty Media Corp.- Liberty Formula One Class A	3	—
			788,879
Interactive Media & Services (47.5%)
*	Facebook Inc. Class A	2,041,352	671,054
*	Alphabet Inc. Class C	188,118	453,658
*	Alphabet Inc. Class A	192,393	453,441
*	Snap Inc. Class A	930,640	57,811
*	Twitter Inc.	874,249	50,706
*	Match Group Inc.	296,567	42,522
*	Pinterest Inc. Class A	617,839	40,345
*	Zillow Group Inc. Class C	214,125	25,121
*	IAC/Inter Active Corp.	111,176	17,729
	TripAdvisor Inc.	344,466	14,967
*	Zillow Group Inc. Class A	122,280	14,465
*	ZoomInfo Technologies Inc. Class A	276,904	12,137
*	Yelp Inc. Class A	270,182	10,837
*	Bumble Inc. Class A	210,557	10,048
*	Cargurus Inc.	285,488	8,056
*	Vimeo Inc.	181,330	7,616
*	Eventbrite Inc. Class A	236,803	4,807
*	fuboTV Inc.	178,944	4,248
*	Cars.com Inc.	245,854	3,592
*	Angi Inc.	242,701	3,442
*	QuinStreet Inc.	184,846	3,348
*	Mediaalpha Inc. Class A	55,847	2,363
*	TrueCar Inc.	343,132	2,028
*	EverQuote Inc. Class A	55,737	1,757
*	Liberty TripAdvisor Holdings Inc. Class A	266,342	1,268
			1,917,366
Media (18.6%)
	Comcast Corp. Class A	3,163,279	181,382
*	Charter Communications Inc. Class A	145,231	100,867
*	Liberty Broadband Corp. Class C	194,383	32,324
	ViacomCBS Inc. Class B	756,461	32,089
	Omnicom Group Inc.	328,610	27,025
	Interpublic Group of Cos. Inc.	705,432	23,766
	Fox Corp. Class A	564,119	21,070
*	DISH Network Corp. Class A	479,787	20,880
	News Corp. Class A	765,941	20,673
*	Discovery Inc. Class C	591,961	17,788
	Nexstar Media Group Inc. Class A	115,287	17,513
	Cable One Inc.	9,419	17,101
*	Altice USA Inc. Class A	472,889	17,052
*	Liberty Media Corp.- Liberty SiriusXM Class C	367,793	16,003
	Fox Corp. Class B	413,878	15,015
*	Liberty Broadband Corp. Class A	92,173	14,938
	TEGNA Inc.	731,714	14,188
	New York Times Co. Class A	317,092	13,578
*	Liberty Media Corp.- Liberty SiriusXM Class A	288,566	12,599
*,1	Discovery Inc. Class A	391,176	12,561
*	Cardlytics Inc.	113,411	12,084
	News Corp. Class B	468,737	12,042
*	Magnite Inc.	399,489	11,865
[1]	Sirius XM Holdings Inc.	1,796,821	11,230

		Shares	Market Value ($000)
	John Wiley & Sons Inc. Class A	162,828	10,320
*	iHeartMedia Inc. Class A	404,835	9,396
	Gray Television Inc.	289,932	6,744
*	TechTarget Inc.	92,312	6,490
	Sinclair Broadcast Group Inc. Class A	170,979	5,760
*	AMC Networks Inc. Class A	97,780	5,249
	Meredith Corp.	148,108	4,988
	EW Scripps Co. Class A	190,694	4,045
	Scholastic Corp.	95,386	3,213
*	WideOpenWest Inc.	189,841	3,165
*	Advantage Solutions Inc.	232,418	2,928
*	Clear Channel Outdoor Holdings Inc.	1,195,618	2,858
*	Gannett Co. Inc.	483,781	2,482
*	MSG Networks Inc. Class A	141,722	2,185
	Entercom Communications Corp. Class A	454,549	1,977
*	Boston Omaha Corp. Class A	57,978	1,778
	Loral Space & Communications Inc.	39,093	1,480
*	Hemisphere Media Group Inc. Class A	62,559	774
*	Thryv Holdings Inc.	24,145	700
	Emerald Holding Inc.	14,044	79
	National CineMedia Inc.	10,730	52
*	comScore Inc.	196	1
			752,297
Software (0.0%)
*	Vonage Holdings Corp.	746	10
Wireless Telecommunication Services (2.8%)
*	T-Mobile US Inc.	621,868	87,963
	Telephone and Data Systems Inc.	351,918	9,051
	Shenandoah Telecommunications Co.	173,245	8,643
*	Boingo Wireless Inc.	153,317	2,143
*	Gogo Inc.	155,611	2,120
*	U.S. Cellular Corp.	48,893	1,846
			111,766
Total Common Stocks (Cost $2,994,617)			4,025,776
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity Fund, 0.055% (Cost $28,165)	281,655	28,166
Total Investments (100.5%) (Cost $3,022,782)			4,053,942
Other Assets and Liabilities—Net (-0.5%)			(20,218)
Net Assets (100.0%)			4,033,724
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,372,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $18,788,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Sirius XM Holdings Inc.	1/31/22	GSI	3,815	(0.098)	256	—
Snap Inc.	8/31/21	BOANA	4,970	(0.107)	—	—
					256	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,025,776	—	—	4,025,776
Temporary Cash Investments	28,166	—	—	28,166
Total	4,053,942	—	—	4,053,942
Derivative Financial Instruments
Assets
Swap Contracts	—	256	—	256
Liabilities
Swap Contracts	—	—	—	—